Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CLEAN ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001329606
Entity Tax Identification Number	20-2675800
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2990 Redhill Ave
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	949
Local Phone Number	273-4990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false